11. Related parties	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related parties
11.	Related parties
11.1.	Management compensation

The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2019, 2018 and 2017, were as follows:

(In thousands of Brazilian Reais)

	Base salary			Variable compensation			Stock option plan			Total compensation
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Board of directors (*)	38,207	12,256	5,797	-	-	-	2,366	-	-	40,573	12,256	5,797
Executive officers	33,373	42,695	31,408	12,943	15,083	26,813	15,596	29,267	24,405	61,912	87,045	82,626
Fiscal Council	-	228	456	-	-	-	-	-	-	-	228	456
	71,580	55,179	37,661	12,943	15,083	26,813	17,962	29,267	24,405	102,485	99,529	88,879
% share-based payment over the total compensation							17,5%	29.4%	27.5%

(*) Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

11.2.	Balances and transactions with related parties

Transactions with related parties refer mainly to transactions between the Company and its subsidiaries and other related entities and were substantially accounted for in accordance with the prices, terms and conditions agreed upon between the parties.

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2017

Controlling shareholders
Casino (i)	-	15	5	-	-	2	24	1	(57)	(64)	(48)
Euris (i)	-	-	-	-	-	-	1	-	(1)	(2)	(3)
Helicco Participações (i)	-	-	-	-	-	-	-	3	(3)	(7)	-
Geant international	-	-	-	-	-	-	-	-	(3)	-	-
Associates
FIC (iii)	24	58	36	33	39	31	-	-	152	152	84
Puntos Colombia	-	-	28	-	-	-	43	-	(13)	-	-
Tuya	-	-	26	-	-	-	-	-	21	-	-
Other related parties
Greenyellow (iv)	-	-	-	-	-	-	134	141	(35)	(39)	(58)
Casino Group (vii)	12	-	8	-	1	-	13	-	(4)	-	-
Others	-	-	1	1	-	-	-	-	-	-	(1)
Total	36	73	104	34	40	33	215	145	57	40	(26)

The Company's main transactions with related parties are:

(i)	Casino: “Cost Sharing Agreement”: Agreement signed between the Company, Helicco Participações Ltda., Foncière Euris and Casino, Guichard-Perrachon S.A. (“Casino”) in August 10, 2014 to set the reimbursement rules for the Group of incurred expenses by the Casino Group companies related to activities involving transfer of “know-how” to the Group to support its development.

Insurance: Service agreements entered into between the Group and Casino for intermediation and negotiation of renewals of certain insurance policies.

“Agency Agreement”: Signed between the Company, Sendas Distribuidora S.A and Groupe Casino Limited on July 25, 2016 to set the rules for the “global sourcing” (prospecting global suppliers and intermediating the purchases) provided by Casino and reimbursement to be made by Groupe Casino Limited to the Company to recoup lower profit margins by giving discount to certain products.

“Cost Reimbursement Agreement”: Signed between the Company and Casino, Guichard-Perrachon S.A. on July 25, 2016 to set the reimbursement rules of French employees expenses related to the French social contributions paid by Casino in France.

“Agency Agreement”: Entered into between the Company, Sendas Distribuidora S.A. (“Sendas”) and Casino International S.A. on December 20, 2004, as amended, to represent the Company in the commercial negotiation of products to be acquired from international suppliers.

“Purchase Agreement”: signed between the Company, Sendas and E.M.C. Distribution Limited on June 6, 2019 for the import of non-food and food products (except perishables and wines) for resale in its stores, upon request for purchase orders, on a non-exclusive basis.

(ii)	Éxito and subsidiaries: “Agreement on Establishment of Business Relations”: Signed between the Company, Sendas, Éxito and its subsidiaries on July 27, 2016 to set the rules of prospection of suppliers in each home country in order to establish new commercial relationships.

License agreements for the use of trademarks and copyrights involved in the production, advertising, promotion, marketing and distribution of textile products and accessories for the female public (Bronzini and Arkitect brands) by Distribuidora de Textiles y Confecciones SA (Didetexto), controlled by Éxito.

“Cost Reimbursement Agreement”: signed between the Company, Sendas and Éxito on October 22, 2019 for the reimbursement by one party to another of the costs incurred for the transfer of employees.

(iii)	FIC: Commercial contracts to set the rules for promotion and sale of financing services provided by FIC at the Company stores for implementation the financing partnership between the Company and Itaú Unibanco S.A. established in the association agreement between the parties: (i) bank correspondent; (ii) indemnification agreement that FIC is committed to keep the Company free of losses in performing FIC’s services; and FIC and Company are committed, with each other, to compensate for contingences; and (iii) agreement for sharing information and allow access to the systems for offering services.
(iv)	Greenyellow: execution of (a) agreement with the Company to set the rules for the equipment installation and services provided by Greenyellow of energy efficiency solutions in the retail stores for energy reduction; (b) agreement with Sendas to set the rules for the lease and maintenance of photovoltaic system equipment by Greenyellow at Sendas stores; (c) contracts with the Company and Sendas for the purchase of energy sold on the free market.
(v)	Puntos Colombia: Éxito's customer loyalty program. Amount related to point redemption and other services.
(vi)	Tuya: Financial institution that is an associate of Éxito. Amount related to participation in business collaboration agreements and expense reimbursement, discount vouchers and others.
(vii)	Casino Group: Receivable for expatriate expenses with Casino International, Distribution Casino and Casino Services. Provision of services in the importation of goods by other companies of the Casino Group.